Restatement of prior periods following implementation of IFRS 15	6 Months Ended
Dec. 31, 2018
Restatement of prior periods following implementation of IFRS 15
Restatement of prior periods following implementation of IFRS 15

34Restatement of prior periods following implementation of IFRS 15

The Group adopted IFRS 15 ‘Revenue from contracts with customers’ with effect from 1 July 2018. The implementation of IFRS 15 had an impact on the Group’s financial statements as at 1 July 2018 and consequently prior year amounts have been restated. The following tables and notes explain how this restatement affected the consolidated income statement, consolidated statement of comprehensive income, consolidated balance sheet, and consolidated statement of cash flows.

Commercial revenue

IFRS 15 focuses on the identification and satisfaction of performance obligations and includes specific guidance on the methods for measuring progress towards complete satisfaction of a performance obligation therefore revenue on certain commercial contracts is recognized earlier under IFRS 15. The effect of the retrospective application is an increase in cumulative revenue recognized over the financial years up to and including the year ended 30 June 2018 including a reduction to the amount of revenue recognized during the financial year ended 30 June 2018 only.

Broadcasting revenue

Following adoption of IFRS 15, certain performance obligations are satisfied over time as each Premier League match (home and away) is played — accordingly revenue is recognized evenly as each Premier League match (home and away) is played. Broadcasting merit awards were previously recognized one share in the first quarter with the remainder being recognized when they were known at the end of each football season. Merit awards represent variable consideration and therefore, following adoption of IFRS 15, are estimated using the most likely amount method based on management’s estimate of where the Club’s finishing position will be at the end of each season. Broadcasting equal share payments were previously recognized evenly as each Premier League home match was played. Note, these changes only affect the amount of broadcasting revenue recognized in each quarter, they do not affect the amount of broadcasting revenue recognized for the financial year as a whole.

Matchday revenue

The adoption of IFRS 15 has no impact on the recognition of matchday revenue.

Tax, deferred tax, hedging reserve, retained earnings and deferred revenue

The impact of the above changes in revenue recognition has subsequent impact on tax (including deferred tax), accrued revenue, the hedging reserve, retained earnings and deferred revenue.

Tax — adjustments to the tax expense and deferred tax are directly in line with the adjustments to revenue.

Accrued revenue — adjustments to broadcasting merit award revenue impact accrued revenue as the revenue is received after the period in which the revenue is recognized.

Hedging reserve — adjustments to commercial revenue impact the hedging reserve as the underlying US dollar revenue is initially hedged against a portion of the Group’s US dollar net borrowings. Amounts accumulated in the hedging reserve are reclassified to the income statement in the period when the hedged revenue is recognized in the income statement.

Deferred revenue — all other adjustments to revenue impact deferred revenue as the revenue is received or receivable prior to the period in which the revenue is recognized.

Consolidated balance sheet as at 1 July 2017

	As previously reported £’000	Adjustment £’000	Restated £’000
ASSETS
Non-current assets
Property, plant and equipment	244,738	—	244,738
Investment property	13,966	—	13,966
Intangible assets	717,544	—	717,544
Derivative financial instruments	1,666	—	1,666
Trade and other receivables	15,399	—	15,399
Deferred tax asset	142,107	(622)	141,485

	1,135,420	(622)	1,134,798

Current assets
Inventories	1,637	—	1,637
Derivative financial instruments	3,218	—	3,218
Trade and other receivables	103,732	—	103,732
Cash and cash equivalents	290,267	—	290,267

	398,854	—	398,854

Total assets	1,534,274	(622)	1,533,652

EQUITY AND LIABILITIES
Equity
Share capital	53	—	53
Share premium	68,822	—	68,822
Merger reserve	249,030	—	249,030
Hedging reserve	(31,724)	453	(31,271)
Retained earnings	191,436	2,017	193,453

	477,617	2,470	480,087

Non-current liabilities
Derivative financial instruments	655	—	655
Trade and other payables	83,587	—	83,587
Borrowings	497,630	—	497,630
Deferred revenue	39,648	—	39,648
Deferred tax liabilities	20,828	708	21,536

	642,348	708	643,056

Current liabilities
Derivative financial instruments	1,253	—	1,253
Tax liabilities	9,772	—	9,772
Trade and other payables	190,315	—	190,315
Borrowings	5,724	—	5,724
Deferred revenue	207,245	(3,800)	203,445

	414,309	(3,800)	410,509

Total equity and liabilities	1,534,274	(622)	1,533,652

Consolidated income statement for the three months ended 31 December 2017

	As previously reported £’000	Adjustment £’000	Restated £’000
Commercial revenue	65,366	(66)	65,300
Broadcasting revenue	61,628	13,519	75,147
Matchday revenue	36,968	—	36,968

Total revenue	163,962	13,453	177,415
Operating expenses	(136,252)	—	(136,252)
Profit on disposal of intangible assets	1,013	—	1,013

Operating profit	28,723	13,453	42,176

Finance costs	(4,533)	—	(4,533)
Finance income	170	—	170

Net finance costs	(4,363)	—	(4,363)

Profit before tax	24,360	13,453	37,813
Tax expense	(53,446)	(4,064)	(57,510)

Loss for the period	(29,086)	9,389	(19,697)

Earnings per share during the period:
Basic earnings per share (pence)	(17.71)	5.71	(12.00)
Diluted earnings per share (pence)	(17.71)	5.71	(12.00)

Consolidated statement of comprehensive income for the three months ended 31 December 2017

	As previously reported £’000	Adjustment £’000	Restated £’000
Loss for the period	(29,086)	9,389	(19,697)

Other comprehensive income/(loss):
Items that may be subsequently reclassified to profit or loss
Cash flow hedges	6,684	(120)	6,564
Tax expense relating to cash flow hedges	(6,629)	11	(6,618)

Other comprehensive income/(loss) for the period, net of tax	55	(109)	(54)

Total comprehensive loss for the period	(29,031)	9,280	(19,751)

Consolidated income statement for the six months ended 31 December 2017

	As previously reported £’000	Adjustment £’000	Restated £’000
Commercial revenue	145,910	(132)	145,778
Broadcasting revenue	99,710	16,270	115,980
Matchday revenue	59,322	—	59,322

Total revenue	304,942	16,138	321,080
Operating expenses	(279,288)	—	(279,288)
Profit on disposal of intangible assets	18,292	—	18,292

Operating profit	43,946	16,138	60,084

Finance costs	(5,534)	—	(5,534)
Finance income	388	—	388

Net finance costs	(5,146)	—	(5,146)

Profit before tax	38,800	16,138	54,938
Tax expense	(59,939)	(5,126)	(65,065)

Loss for the period	(21,139)	11,012	(10,127)

Earnings per share during the period:
Basic earnings per share (pence)	(12.87)	6.70	(6.17)
Diluted earnings per share (pence)	(12.87)	6.70	(6.17)

Consolidated statement of comprehensive income for the six months ended 31 December 2017

	As previously reported £’000	Adjustment £’000	Restated £’000
Loss for the period	(21,139)	11,012	(10,127)

Other comprehensive income:
Items that may be subsequently reclassified to profit or loss
Cash flow hedges	18,160	(240)	17,920
Tax expense relating to cash flow hedges	(10,645)	52	(10,593)

Other comprehensive income for the period, net of tax	7,515	(188)	7,327

Total comprehensive loss for the period	(13,624)	10,824	(2,800)

Consolidated balance sheet as at 31 December 2017

	As previously reported £’000	Adjustment £’000	Restated £’000
ASSETS
Non-current assets
Property, plant and equipment	246,673	—	246,673
Investment property	13,901	—	13,901
Intangible assets	770,076	—	770,076
Derivative financial instruments	1,192	—	1,192
Trade and other receivables	10,560	—	10,560
Tax receivable	1,882	—	1,882
Deferred tax asset	80,341	(2,841)	77,500

	1,124,625	(2,841)	1,121,784

Current assets
Inventories	1,918	—	1,918
Derivative financial instruments	2,704	—	2,704
Trade and other receivables	105,753	17,274	123,027
Cash and cash equivalents	155,312	—	155,312

	265,687	17,274	282,961

Total assets	1,390,312	14,433	1,404,745

EQUITY AND LIABILITIES
Equity
Share capital	53	—	53
Share premium	68,822	—	68,822
Merger reserve	249,030	—	249,030
Hedging reserve	(24,209)	265	(23,944)
Retained earnings	171,500	13,029	184,529

	465,196	13,294	478,490

Non-current liabilities
Trade and other payables	70,331	—	70,331
Borrowings	474,748	—	474,748
Deferred revenue	32,704	—	32,704
Deferred tax liabilities	31,834	3,967	35,801

	609,617	3,967	613,584

Current liabilities
Tax liabilities	3,704	—	3,704
Trade and other payables	182,965	—	182,965
Borrowings	9,160	—	9,160
Deferred revenue	119,670	(2,828)	116,842

	315,499	(2,828)	312,671

Total equity and liabilities	1,390,312	14,433	1,404,745

Consolidated statement of cash flows for the three and six months ended 31 December 2017

The implementation of IFRS 15 affected elements of cash used in operations but did not affect the overall total. Other than that, the implementation of IFRS 15 had no impact on the consolidated statement of cash flows.

Cash used in operations for the three months ended 31 December 2017

	As previously reported £’000	Adjustment £’000	Restated £’000
Profit before tax	24,360	13,453	37,813
Depreciation	2,755	—	2,755
Amortization	37,335	—	37,335
Profit on disposal of intangible assets	(1,013)	—	(1,013)
Net finance costs	4,363	—	4,363
Profit on disposal of property, plant and equipment	(75)		(75)
Equity-settled share-based payments	618	—	618
Foreign exchange losses on operating activities	9	—	9
Reclassified from hedging reserve	3,707	(120)	3,587
Changes in working capital:
Inventories	156	—	156
Trade and other receivables	(24,836)	(12,446)	(37,282)
Trade and other payables and deferred revenue	(85,819)	(887)	(86,706)

Cash used in operations	(38,440)	—	(38,440)

Cash used in operations for the six months ended 31 December 2017

	As previously reported £’000	Adjustment £’000	Restated £’000
Profit before tax	38,800	16,138	54,938
Depreciation	5,329	—	5,329
Amortization	73,389	—	73,389
Profit on disposal of intangible assets	(18,292)	—	(18,292)
Net finance costs	5,146	—	5,146
Profit on disposal of property, plant and equipment	(75)		(75)
Equity-settled share-based payments	1,203	—	1,203
Foreign exchange losses on operating activities	1,000	—	1,000
Reclassified from hedging reserve	7,708	(240)	7,468
Changes in working capital:
Inventories	(281)	—	(281)
Trade and other receivables	(8,163)	(17,274)	(25,437)
Trade and other payables and deferred revenue	(117,253)	1,376	(115,877)

Cash used in operations	(11,489)	—	(11,489)

Consolidated balance sheet as at 30 June 2018

	As previously reported £’000	Adjustment £’000	Restated £’000
ASSETS
Non-current assets
Property, plant and equipment	245,401	—	245,401
Investment property	13,836	—	13,836
Intangible assets	799,640	—	799,640
Derivative financial instruments	4,807	—	4,807
Trade and other receivables	4,724	—	4,724
Tax receivable	547	—	547
Deferred tax asset	63,974	(642)	63,332

	1,132,929	(642)	1,132,287

Current assets
Inventories	1,416	—	1,416
Derivative financial instruments	1,159	—	1,159
Trade and other receivables	168,060	—	168,060
Tax receivable	800	—	800
Cash and cash equivalents	242,022	—	242,022

	413,457	—	413,457

Total assets	1,546,386	(642)	1,545,744

EQUITY AND LIABILITIES
Equity
Share capital	53	—	53
Share premium	68,822	—	68,822
Merger reserve	249,030	—	249,030
Hedging reserve	(27,738)	180	(27,558)
Retained earnings	135,099	1,658	136,757

	425,266	1,838	427,104

Non-current liabilities
Trade and other payables	104,271	—	104,271
Borrowings	486,694	—	486,694
Deferred revenue	37,085	—	37,085
Deferred tax liabilities	28,559	575	29,134

	656,609	575	657,184

Current liabilities
Tax liabilities	3,874	—	3,874
Trade and other payables	267,996	—	267,996
Borrowings	9,074	—	9,074
Deferred revenue	183,567	(3,055)	180,512

	464,511	(3,055)	461,456

Total equity and liabilities	1,546,386	(642)	1,545,744